As filed with the Securities and Exchange Commission on
or about August 1, 2008

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐

Registration No. 333-33607

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 45	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐

Registration No. 811-08333 Amendment No. 46	☒

Nuveen Investment Trust II

(Exact name of Registrant as Specified in Declaration of Trust)

333 West Wacker Drive, Chicago, Illinois	60606
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code: (312) 917-7700

Kevin J. McCarthy	Copies to:
Vice President and Secretary	Eric F. Fess
333 West Wacker Drive	Chapman and Cutler LLP
Chicago, Illinois 60606	111 West Monroe Street
(Name and Address of Agent for Service)	Chicago, Illinois 60603

Approximate Date of Proposed Public Offering: As soon as practicable after effectiveness

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b)	☐	on (date) pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (b)	☐	75 days after filing pursuant to paragraph (a)(2)

☐	60 days after filing pursuant to paragraph (a)(1)	☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 45

This Post-Effective Amendment to the Registration Statement comprises the following papers and contents:

The Facing Sheet

Parts A and B—The portions of the Prospectus for Nuveen Tradewinds International Value Fund (the “Fund”), dated November 28, 2007 (as previously filed electronically with the Securities and Exchange Commission on December 5, 2007 (Accession No. 0001193125-07-259646)), as supplemented December 18, 2007 and March 31, 2008, and the Statement of Additional Information for the Fund, dated November 28, 2007 (as previously filed electronically with the Securities and Exchange Commission on December 5, 2007 (Accession No. 0001193125-07-259646)), as supplemented December 6, 2007, December 18, 2007, March 31, 2008 and July 1, 2008, that relate to the Fund are incorporated by reference into Parts A and B of this Post-Effective Amendment No. 45 to the Registration Statement of Nuveen Investment Trust II (the “Amendment”), except as hereby supplemented as indicated in this Amendment. This Amendment is being filed to register the Class R3 shares of the Fund and to supplement the Prospectus and Statement of Additional Information for the Fund, a series of Nuveen Investment Trust II. The portions of the Prospectus, Statement of Additional Information, supplements to the Prospectus and supplements to the Statement of Additional Information that relate to Nuveen Tradewinds Global All-Cap Fund are not included in this Amendment and are not affected by this Amendment.

Part C—Other Information

Signatures

Index to Exhibits

Exhibits

Nuveen Investment Trust II is a multi-series investment company that consists of 16 series. Fifteen of those series, the Nuveen Santa Barbara Growth Fund, Nuveen Santa Barbara Dividend Growth Fund, Nuveen Santa Barbara Growth Opportunities Fund, Nuveen Rittenhouse Growth Fund, Nuveen Tradewinds Global All-Cap Fund, Nuveen Symphony International Equity Fund, Nuveen Symphony Large-Cap Value Fund, Nuveen Tradewinds Global Resources Fund, Nuveen Symphony All-Cap Core Fund, Nuveen Symphony Mid-Cap Core Fund, Nuveen Symphony Small-Mid Cap Core Fund, Nuveen Symphony Large-Cap Growth Fund, Nuveen Symphony Optimized Alpha Fund, Nuveen Rittenhouse Strategic Growth Fund and Nuveen Rittenhouse Mid-Cap Growth Fund are not included in this amendment to the Registration Statement and are not affected by this amendment to the Registration Statement.

NUVEEN INVESTMENT TRUST II

NUVEEN TRADEWINDS INTERNATIONAL VALUE FUND

SUPPLEMENT TO PROSPECTUS DATED NOVEMBER 28, 2007,

as supplemented December 18, 2007 and March 31, 2008

DATED AUGUST 1, 2008

1. Nuveen Tradewinds International Value Fund (the “Fund”) will offer Class R3 shares beginning August 1, 2008.

2. The following supplements the “What Share Classes We Offer” subsection in Section 3 of the Prospectus:

Class R3 Shares

Class R3 shares of Nuveen Tradewinds International Value Fund are available for purchase at the offering price, which is the net asset value per share without any up-front sales charge, to certain retirement plan clients. Class R3 shares are subject to annual distribution and service fees of 0.50% of the fund’s average daily net assets. See the Statement of Additional Information for more information.

3. The following replaces the second paragraph in the “Distribution and Service Plans” subsection in Section 4 of the Prospectus:

Nuveen receives the distribution fee for Class B, C and R3 shares primarily for providing compensation to financial intermediaries, including Nuveen, in connection with the distribution of shares. Nuveen uses the service fee for Class A, B, C and R3 shares to compensate financial intermediaries, including Nuveen, for providing ongoing account services to shareholders. These services may include establishing and maintaining shareholder accounts, answering shareholder inquiries, and providing other personal services to shareholders. These fees also compensate Nuveen for other expenses, including printing and distributing prospectuses to persons other than shareholders, and preparing, printing, and distributing advertising and sales literature and reports to shareholders used in connection with the sale of shares. Because these fees are paid out of a fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

4. The following replaces the “How the Fund Has Performed” subsection and the “What Are the Costs of Investing?” subsection for the Fund in Section 1 of the Prospectus:

How the Fund Has Performed

The chart and table that follow illustrate annual fund calendar year returns for each of the past eight years as well as average annual fund and index returns for the one-year, five-year and since inception periods ended December 31, 2007. This information is intended to help you assess the variability of fund returns (and consequently, the potential rewards and risks of a fund investment). The information also shows how the fund’s performance compares with the returns of broad measures of market performance and a peer group of funds with similar investment objectives.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. After-tax returns are shown for Class A shares only; after-tax returns for Class B, C, R3 and I shares will vary. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for market indices do not include expenses, which are deducted from fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employer-sponsored retirement plans.

Past performance does not necessarily indicate future performance.

Total Returns1

During the eight-year period ended December 31, 2007, the highest and lowest quarterly returns were 19.42% and -19.48%, respectively, for the quarters ended 3/31/00 and 3/31/01. The bar chart and highest/lowest quarterly returns do not reflect sales charges, which would reduce returns, while the Average Annual Total Return table does reflect sales charges.

	Average Annual Total Returns for the Periods Ended December 31, 2007
Class Returns Before Taxes	1 Year	5 Year	Since Inception (12/20/99)
Class A (Offer)	4.30%	20.93%	7.38%
Class B	5.89%	21.24%	7.30%
Class C	9.81%	21.35%	7.30%
Class R3[2]	N/A	N/A	N/A
Class I3	10.93%	22.54%	8.36%
Class A (Offer) Returns:
After Taxes on Distributions	1.53%	20.28%	7.02%
After Taxes on Distributions and Sales of Shares	3.92%	18.48%	6.40%
MSCI EAFE Index[4]	11.17%	21.59%	5.25%
Lipper Peer Group[4]	10.22%	22.47%	9.41%

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What Are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Transaction Expenses5

Paid Directly From Your Investment

Share Class	A		B		C		R3[2]	I3
Maximum Sales Charge Imposed on Purchases	5.75%	[6]	None		None		None	None

Maximum Sales Charge Imposed on Reinvested Dividends	None		None		None		None	None

Exchange Fees	None		None		None		None	None

Deferred Sales Charge[7]	None	[8]	5%	[9]	1%	[10]	None	None

Redemption Fee[11]	2%		2%		2%		2%	2%

Annual Fund Operating Expenses

Paid From Fund Assets

Share Class	A	B	C	R3[2]	I3
Management Fees	1.01%	1.01%	1.01%	1.01%	1.01%

12b-1 Distribution and Service Fees[12]	0.25%	1.00%	1.00%	0.50%	—

Other Expenses[13]	0.26%	0.26%	0.26%	0.26%	0.25%

Total Annual Fund Operating Expenses[14]	1.52%	2.27%	2.27%	1.77%	1.26%

The following example is intended to help you compare the cost of investing in the fund with the costs of investing in other mutual funds. The example assumes you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example assumes that your investment has a 5% return each year and that the Total Annual Fund Operating Expenses remain the same. Your actual returns and costs may be higher or lower.

	Redemption					No Redemption
Share Class	A	B	C	R3[2]	I3	A	B	C	R3[2]	I3
1 Year	$721	$630	$230	$180	$128	$721	$230	$230	$180	$128

3 Years	$1,028	$1,009	$709	$557	$400	$1,028	$709	$709	$557	$400

5 Years	$1,356	$1,315	$1,215	$959	$692	$1,356	$1,215	$1,215	$959	$692

10 Years	$2,283	$2,417	$2,605	$2,084	$1,523	$2,283	$2,417	$2,605	$2,084	$1,523

1.	Effective October 7, 2002, based upon the determination of the Fund’s Board of Trustees and a shareholder vote, the Fund’s sub-adviser and primary investment strategy were changed. The Fund also changed its name from Nuveen International Growth Fund to the Nuveen NWQ International Value Fund. On March 1, 2006, Tradewinds assumed all of the subadvisory responsibilities for the Fund. Effective June 30, 2006, the Fund changed its name from Nuveen NWQ International Value Fund to Nuveen Tradewinds International Value Fund. There have been no changes in the Fund’s portfolio management personnel, investment objectives, policies, or day-to-day portfolio management practices. The Class A year-to-date return on net assets value as of 6/30/08 was -2.87%.
2.	Class R3 shares may be purchased only by qualified investors. See “How You Can Buy and Sell Shares.” Performance figures for Class R3 shares will be included in future prospectuses.
3.	Class I shares, formerly named Class R shares, may be purchased only under limited circumstances, or by specified classes of investors. See “How You Can Buy and Sell Shares.”
4.	The MSCI EAFE Index is an unmanaged index comprised of a capitalization-weighted sampling of the companies listed on the stock exchanges of 21 countries, excluding the U.S. and Canada. The since inception data for the MSCI EAFE Index was calculated as of 12/31/99, as index returns are calculated on a calendar-month basis. The Lipper Peer Group returns reflect the performance of the Lipper International Multi-Cap Value Funds Index, a managed index that represents the average annualized returns of the 30 largest funds in the Lipper International Multi-Cap Value Funds Category. The index returns assume reinvestment of dividends, but do not include any brokerage commissions, sales charges or other fees. The Lipper Peer Group returns account for the effect of management fees and assume reinvestment of dividends, but do not reflect any applicable sales charges. You cannot invest directly in an index.
5.	As a percent of offering price unless otherwise noted. Financial intermediaries may charge additional fees for shareholder transactions or for advisory services. Please see their materials for details.
6.	Reduced Class A sales charges apply to purchases of $50,000 or more. See “How You Can Buy and Sell Shares.”
7.	As a percentage of the lesser of purchase price or redemption proceeds.
8.	Certain Class A purchases at net asset value of $1 million or more may be subject to a contingent deferred sales charge (“CDSC”) if redeemed within 12 months of purchase. See “How You Can Buy and Sell Shares.”
9.	Class B shares may be purchased only under limited circumstances. See “How You Can Buy and Sell Shares.” Class B shares redeemed within six years of purchase are subject to a CDSC of 5% during the first year, 4% during the second and third years, 3% during the fourth, 2% during the fifth and 1% during the sixth year.
10.	Class C shares redeemed within one year of purchase are subject to a 1% CDSC.
11.	As a percentage of total redemption or exchange proceeds. The fund imposes a redemption fee on shares that are redeemed or exchanged within 30 days of acquisition. The redemption fee may be waived in certain circumstances. See “How to Sell Shares” for further information.
12.	Long-term holders of Class B, C and R3 shares may pay more in Rule 12b-1 fees and CDSCs (Class B and C shares only) than the economic equivalent of the maximum front-end sales charge permitted under the Financial Industry Regulatory Authority Conduct Rules.
13.	Other Expenses for Class A, B, C and I reflect the actual expense levels for each share class during the most recent fiscal year. Other Expenses for Class R3 are estimated based on the actual expenses for the fund during the most recent fiscal year divided by the fund’s average net assets during the most recent fiscal year.
14.	The investment adviser has agreed to waive fees and reimburse expenses through November 30, 2008 so that Total Annual Fund Operating Expenses (excluding 12b–1 distribution and service fees, interest expenses, taxes, fees incurred in acquiring and disposing of portfolio securities, and extraordinary expenses) do not exceed 1.50% of the average daily net assets of any class of fund shares, subject to possible further reductions as a result of reductions in the complex-level component of the management fee.

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5. The following supplements the Financial Highlights table for the Fund that appears in Section 5 of the Prospectus:

This supplement to the financial highlights table is intended to help you understand the fund’s financial performance for the time period between the latest fiscal year end and the date of the latest semi-annual balance sheet or statement of assets and liabilities. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions). This supplemental information has not been audited. The fund’s financial statements for this period, are included in the semi-annual report, which is available upon request.

Nuveen Tradewinds International Value Fund

Class (Inception Date)		Investment Operations			Less Distributions							Ratios/Supplemental Data
Six Months Ended January 31, 2008	Beginning Net Asset Value	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Redemption Fees(a)		Ending Net Asset Value	Total Return(b)	Ending Net Assets (000)	Ratios of Expenses to Average Net Assets(c)		Ratios of Net Investment Income (Loss) to Average Net Assets(c)		Portfolio Turnover Rate

Class A
(12/99)	$34.42	$(.03)	$.92	$.89	$(.45)	$(3.33)	$(3.78)	—	***	$31.53	2.67%	$360,578	1.55	%*	(.16	)%*	27%

Class B
(12/99)	33.16	(.15)	.89	.74	(.19)	(3.33)	(3.52)	—	***	30.38	2.27	15,693	2.30	*	(.90	)*	27

Class C
(12/99)	33.18	(.15)	.89	.74	(.19)	(3.33)	(3.52)	—	***	30.40	2.31	149,409	2.30	*	(.91	)*	27

Class I(d)
(12/99)	34.59	.01	.94	.95	(.54)	(3.33)	(3.87)	—	***	31.67	2.79	467,202	1.31	*	.08	*	27

*	Annualized.

***	Redemption Fees round to less than $.01 per share.

(a)	Per share Net Investment Income (Loss) and Redemption Fees are calculated using the average daily shares method.

(b)	Total Return is the combination of changes in net asset value without any sales charge, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total Return is not annualized.

(c)	After expense reimbursement from the Adviser, where applicable.

(d)	Subsequent to January 31, 2008, Class R shares were renamed Class I shares.

PLEASE KEEP THIS WITH YOUR FUND PROSPECTUS

FOR FUTURE REFERENCE

CODE: MGN-GRW-0808D

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NUVEEN INVESTMENT TRUST II

NUVEEN TRADEWINDS INTERNATIONAL VALUE FUND

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 28, 2007,

as supplemented December 6, 2007, December 18, 2007, March 31, 2008 and July 1, 2008

DATED AUGUST 1, 2008

1. Nuveen Tradewinds International Value Fund (the “Fund”) will offer Class R3 shares beginning August 1, 2008.

2. The following table sets forth the dollar range of equity securities beneficially owned by each trustee of the Fund as of December 31, 2007:

	Dollar Range of Equity Securities in the Tradewinds International Value Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Name of Trustee
John P. Amboian	$0	Over $100,000
Robert P. Bremner	Over $100,000	Over $100,000
Jack B. Evans	Over $100,000	Over $100,000
William C. Hunter	Over $100,000	Over $100,000
David J. Kundert	$0	Over $100,000
William J. Schneider	$0	Over $100,000
Judith M. Stockdale	$50,001-$100,000	Over $100,000
Carole E. Stone	$10,001-$50,000	$10,001-$50,000
Terence J. Toth	$0	$0

3. As of July 14, 2008, the officers and trustees of the Fund, in the aggregate, own less than 1% of the shares of the Fund.

4. The following table sets forth the percentage ownership of each person, who, as of July 14, 2008, owned of record, or is known by the Fund to have owned of record or beneficially, 5% or more of any class of the Fund’s shares.

Name of Fund and Class	Name and Address of Owner	Percentage of Record Ownership
Nuveen Tradewinds International Value Fund
Class A Shares	Morgan Stanley DW Attn: Mutual Funds Operations Harborside Financial Center Plaza Two, 2nd Floor Jersey City, NJ 07311	31.42%

	Merrill Lynch, Pierce, Fenner & Smith For the benefit of its customers Attn: Fund Administration 4800 Deer Lake Dr. E FL 3 Jacksonville, FL 32246-6484	20.39%

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Name of Fund and Class	Name and Address of Owner	Percentage of Record Ownership
	Citigroup Global Markets Inc. House Account Attn: Peter Booth, 7th Floor 333 West 34th Street New York, NY 10001-2402	5.93%

Class B Shares	Merrill Lynch, Pierce, Fenner & Smith For the benefit of its customers Attn: Fund Administration 4800 Deer Lake Dr. E FL 3 Jacksonville, FL 32246-6484	26.85%

	Morgan Stanley DW Attn: Mutual Funds Operations Harborside Financial Center Plaza Two, 2nd Floor Jersey City, NJ 07311	17.22%

	Citigroup Global Markets Inc. House Account Attn: Peter Booth, 7th Floor 333 West 34th Street New York, NY 10001-2402	7.15%

Class C Shares	Merrill Lynch, Pierce, Fenner & Smith For the benefit of its customers Attn: Fund Administration 4800 Deer Lake Dr. E FL 3 Jacksonville, FL 32246-6484	31.77%

	Morgan Stanley DW Attn: Mutual Funds Operations Harborside Financial Center Plaza Two, 2nd Floor Jersey City, NJ 07311	15.75%

	Citigroup Global Markets Inc. House Account Attn: Peter Booth, 7th Floor 333 West 34th Street New York, NY 10001-2402	11.37%

Class I Shares	Prudential Investment Management FBO Mutual Fund Clients Attn: Pruchoice Unit Mail Stop 194-201 194 Wood Ave. S Iselin, NJ 08830-2710	48.19%

	T Rowe Price Retirement Plan Services Inc. 4515 Painters Mill Rd Owings Mills, MD 21117-4903	13.77%

	Charles Schwab & Co. Inc. For the benefit of their customers P.O. BOX 173797 Denver, CO 80217-3797	8.95%

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Name of Fund and Class	Name and Address of Owner	Percentage of Record Ownership
	SEI Private Trust Co c/o Hale and Dorr ID211 One Freedom Valley Drive Oaks, PA 19456	5.53%

5. The following supplements the “Additional Information on the Purchase and Redemption of Fund Shares and Shareholder Programs” section of the Fund’s Statement of Additional Information:

Class R3 Shares

Class R3 shares of Nuveen Tradewinds International Value Fund (the “International Value Fund”) are available for purchase at the offering price, which is the net asset value per share without any up-front sales charge. Class R3 shares are subject to annual distribution and service fees of 0.50% of the International Value Fund’s average daily net assets. The annual 0.25% service fee compensates your financial advisor and/or associated financial intermediaries for providing ongoing service to you. The annual 0.25% distribution fee compensates Nuveen for paying your financial advisor and/or associated financial intermediaries an ongoing sales commission.

Class R3 shares are only available for purchase by certain retirement plans that have an agreement with Nuveen Investments, LLC (“Nuveen”) to utilize R3 shares in certain investment products or programs (collectively, “retirement plans”). Eligible retirement plans include, but are not limited to, 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, non-qualified deferred compensation plans and health care benefit funding plans. In addition, Class R3 shares are available only to retirement plans where Class R3 shares are held on the books of the Fund through omnibus accounts (either at the retirement plan level or at the level of the retirement plan’s financial intermediary). Class R3 shares are not available to traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, or individual 403(b) plans.

The administrator of a retirement plan or employee benefits office can provide plan participants with detailed information on how to participate in the retirement plan and how to elect the Fund as an investment option. Retirement plan participants may be permitted to elect different investment options, alter the amounts contributed to the retirement plan, or change how contributions are allocated among investment options in accordance with the retirement plan’s specific provisions. The retirement plan administrator or employee benefits office should be consulted for details. For questions about their accounts, participants should contact their employee benefits office, the retirement plan administrator, or the organization that provides recordkeeping services for the retirement plan.

Eligible retirement plans may open an account and purchase Class R3 shares directly from the Fund or by contacting any financial intermediary authorized to sell Class R3 shares of the Fund. Financial intermediaries may provide or arrange for the provision of some or all of the shareholder servicing and account maintenance services required by retirement plan accounts and their retirement plan participants, including, without limitation, transfers of registration and dividend payee changes. Financial intermediaries may also perform other functions, including generating confirmation statements, and may arrange with retirement plan administrators for other investment or administrative services. Financial intermediaries may independently establish and charge retirement plans and retirement plan participants transaction fees and/or other additional amounts for such services, which may change over time. Similarly, retirement plans may charge retirement plan participants for certain expenses. These fees and additional amounts could reduce investment returns in Class R3 shares of the Fund.

Financial intermediaries and retirement plans may have omnibus accounts and similar arrangements with the Fund and may be paid for providing shareholder servicing and other services. A financial intermediary or retirement plan may be paid for its services directly or indirectly by the Fund or Nuveen. Nuveen may pay a financial intermediary an additional amount for sub-transfer agency or other administrative services. Such sub-transfer agency or other administrative services may include, but are not limited to, the following: processing and mailing trade confirmations, monthly statements, prospectuses, annual reports, semiannual reports and shareholder notices and other required communications; capturing and processing tax data; issuing and mailing dividend checks to shareholders

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who have selected cash distributions; preparing record date shareholder lists for proxy solicitations; collecting and posting distributions to shareholder accounts; and establishing and maintaining systematic withdrawals, automated investment plans and shareholder account registrations. Your retirement plan may establish various minimum investment requirements for Class R3 shares of the Fund and may also establish certain privileges with respect to purchases, redemptions and exchanges of Class R3 shares or the reinvestment of dividends. Retirement plan participants should contact their retirement plan administrator with respect to these issues. This Statement of Additional Information should be read in conjunction with the retirement plan’s and/or the financial intermediary’s materials regarding their fees and services.

6. The following replaces the first four paragraphs in the “Distribution and Service Plans” section of the Fund’s Statement of Additional Information:

Each Fund has adopted a plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, which provides that Class B shares, Class C shares and Class R3 shares will be subject to an annual distribution fee, and that Class A shares, Class B shares, Class C shares and Class R3 shares will be subject to an annual service fee. Class I shares will not be subject to either distribution or service fees. Class R3 shares are only offered by the International Value Fund.

The distribution fee applicable to Class B shares, Class C shares and Class R3 shares under each applicable Fund’s Plan will be payable to compensate Nuveen for services and expenses incurred in connection with the distribution of such shares. These expenses include payments to financial intermediaries, including Nuveen, who are brokers of record with respect to the Class B, Class C and Class R3 shares, as well as, without limitation, expenses of printing and distributing prospectuses to persons other than shareholders of the Funds, expenses of preparing, printing and distributing advertising and sales literature and reports to shareholders used in connection with the sale of such shares, certain other expenses associated with the distribution of such shares, and any distribution-related expenses that may be authorized from time to time by the Board of Trustees.

The service fee applicable to Class A shares, Class B shares, Class C shares and Class R3 shares under each Fund’s Plan will be payable to financial intermediaries in connection with the provision of ongoing account services to shareholders. These services may include establishing and maintaining shareholder accounts, answering shareholder inquiries and providing other personal service to shareholders.

Each Fund may spend up to 0.25 of 1% per year of the average daily net assets of Class A shares as a service fee under the Plan as applicable to Class A shares. Each Fund may spend up to 0.75 of 1% per year of the average daily net assets of each of the Class B shares and Class C shares as a distribution fee which constitutes an asset-based sales charge whose purpose is the same as an up-front sales charge and up to 0.25 of 1% per year of the average daily net assets of each of the Class B shares and Class C shares as a service fee under the Plan as applicable to such classes. The International Value Fund may spend up to 0.25 of 1% per year of the average daily net assets of Class R3 shares as a service fee under the Plan as applicable to Class R3 shares and up to 0.25 of 1% per year of the average daily net assets of Class R3 shares as a distribution fee which constitutes an asset-based sales charge whose purpose is the same as an up-front sales charge.

7. The following replaces the first paragraph of the “General Trust Information” section of the Fund’s Statement of Additional Information:

Each Fund is a series of the Trust. The Trust is an open-end management investment company under the 1940 Act. The Trust was organized as a Massachusetts business trust on June 27, 1997. The Board of Trustees of the Trust is authorized to issue an unlimited number of shares in one or more series or “Funds,” which may be divided into classes of shares. Currently, there are sixteen series authorized and outstanding, each of which may be divided into different classes of shares designated as Class A shares, Class B shares, Class C shares, Class R3 shares and Class I shares. Each class of shares represents an interest in the same portfolio of investments of a Fund. Each class of shares has equal rights as to voting, redemption, dividends and liquidation, except that each bears different class expenses, including different distribution and service fees, and each has exclusive voting rights with respect to any distribution or service plan applicable to its shares. There are no conversion, preemptive or other

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subscription rights, except that Class B shares automatically convert into Class A shares, as described herein. The Board of Trustees of the Trust has the right to establish additional series and classes of shares in the future, to change those series or classes and to determine the preferences, voting powers, rights and privileges thereof.

PLEASE KEEP THIS WITH YOUR FUND STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

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MGN-IVSAI-0808D

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PART C—OTHER INFORMATION

Item 23: Exhibits:

(a)(1).	Declaration of Trust of Registrant.(1)

(a)(2).	Certificate for the Establishment and Designation of Series dated June 27, 1997.(1)

(a)(3).	Certificate for the Establishment and Designation of Classes dated June 27, 1997.(1)

(a)(4).	Amended Designation of Series dated January 28, 2008.(10)

(a)(5).	Amended Establishment and Designation of Classes dated April 23, 2008.(11)

(b).	By-Laws of Registrant.(7)

(c).	Specimen certificate of Shares of the Registrant.(2)

(d)(1).	Temporary Expense Cap Agreement by and between Registrant and Nuveen Asset Management.(5)

(d)(2).	Investment Management Agreement between Registrant and Nuveen Asset Management.(9)

(d)(3).	Investment Sub-Advisory Agreement between Nuveen Asset Management and Tradewinds Global Investors, LLC.(9)

(d)(4).	Investment Sub-Advisory Agreement between Nuveen Asset Management and Santa Barbara Asset Management, LLC.(9)

(d)(5).	Investment Sub-Advisory Agreement between Nuveen Asset Management and Symphony Asset Management, LLC.(9)

(d)(6).	Investment Sub-Advisory Agreement between Nuveen Asset Management and Symphony Asset Management, LLC.(9)

(d)(7).	Investment Sub-Advisory Agreement between Nuveen Asset Management and Symphony Asset Management, LLC.(9)

(d)(8).	Interim Management Agreement between Registrant and Nuveen Asset Management.(9)

(d)(9).	Interim Investment Sub-Advisory Agreement between Nuveen Asset Management and Tradewinds Global Investors, LLC.(9)

(d)(10).	Interim Investment Sub-Advisory Agreement between Nuveen Asset Management and Tradewinds Global Investors, LLC.(9)

(d)(11).	Investment Sub-Advisory Agreement between Nuveen Asset Management and Symphony Asset Management, LLC.(11)

(d)(12).	Investment Sub-Advisory Agreement between Nuveen Asset Management and Rittenhouse Asset Management, Inc.(12)

(d)(13).	Investment Sub-Advisory Agreement between Nuveen Asset Management and Rittenhouse Asset Management, Inc.(12)

(e)(1).	Distribution Agreement between Registrant and Nuveen Investments.(3)

(e)(2).	Form Dealer Distribution, Shareholder Servicing and Fee-Based Program Agreement.(6)

(e)(3).	Form Nuveen Funds Rule 22c-2 Agreement.(6)

(e)(4).	Renewal of Distribution Agreement between Registrant and Nuveen Investments, LLC.(12)

(f).	Not applicable.

(g)(1).	Amended and Restated Master Custodian Agreement between certain Nuveen Funds and State Street Bank and Trust Company.(4)

(g)(2).	Appendix A to the Custodian Agreement dated as of July 1, 2008.(12)

(h)(1).	Transfer Agency and Service Agreement between certain Nuveen Funds and State Street Bank and Trust Company.(6)

(h)(2).	Schedule A to Transfer Agency and Service Agreement between Nuveen Open-End Investment Companies and State Street Bank and Trust Company dated as of September 28, 2007.(8)

(i)(1).	Opinion and Consent of Chapman and Cutler LLP dated August 1, 2008.(12)

(i)(2).	Opinion and Consent of Bingham McCutchen LLP dated August 1, 2008.(12)

(j).	Consent of Independent Registered Public Accounting Firm.(12)

(k).	Not applicable.

(l).	Subscription Agreement with Nuveen Institutional Advisory Corp.(2)

(m).	Plan of Distribution and Service Pursuant to Rule 12b-1 dated February 28, 2008.(11)

(n).	Multiple Class Plan effective on May 1, 2008.(11)

(p).	Code of Ethics and Reporting Requirements of certain Subsidiaries of Nuveen Investments, Inc.(12)

(z).	Original Powers of Attorney of Messrs. Amboian, Bremner, Evans, Hunter, Kundert, Schneider and Toth and Mss. Stockdale and Stone.(12)

(1)	Incorporated by reference to the initial registration statement filed on Form N-1A for Registrant.
(2)	Incorporated by reference to the pre-effective amendment no. 1 filed on Form N-1A for Registrant.
(3)	Incorporated by reference to the post-effective amendment no. 2 filed on Form N-1A for Registrant.
(4)	Incorporated by reference to post-effective amendment no. 18 filed on Form N-1A for Registrant.
(5)	Incorporated by reference to post-effective amendment no. 19 filed on Form N-1A for Registrant.
(6)	Incorporated by reference to post-effective amendment no. 23 filed on Form N-1A for Registrant.
(7)	Incorporated by reference to post-effective amendment no. 24 filed on Form N-1A for Registrant.
(8)	Incorporated by reference to post-effective amendment no. 35 filed on Form N-1A for Registrant.
(9)	Incorporated by reference to post-effective amendment no. 37 filed on Form N-1A for Registrant.
(10)	Incorporated by reference to post-effective amendment no. 39 filed on Form N-1A for Registrant.
(11)	Incorporated by reference to post-effective amendment no. 44 filed on Form N-1A for the Registrant.
(12)	Filed herewith.

Item 24. Persons Controlled by or under Common Control with Fund.

Not applicable.

Item 25. Indemnification

Section 4 of Article XII of Registrant’s Declaration of Trust provides as follows:

Subject to the exceptions and limitations contained in this Section 4, every person who is, or has been, a Trustee, officer, employee or agent of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a “Covered Person”), shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof.

No indemnification shall be provided hereunder to a Covered Person:

(a) against any liability to the Trust or its Shareholders by reason of a final adjudication by the court or other body before which the proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

(b) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interests of the Trust; or

(c) in the event of a settlement or other disposition not involving a final adjudication (as provided in paragraph (a) or (b)) and resulting in a payment by a Covered Person, unless there has been either a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office by the court or other body approving the settlement or other disposition or a reasonable determination, based on a review of readily available facts (as opposed to a full trial-type inquiry), that he did not engage in such conduct:

(i) by a vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter); or

(ii) by written opinion of independent legal counsel.

The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel other than Covered Persons may be entitled by contract or otherwise under law.

Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under this Section 4 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4, provided that either:

(a) such undertaking is secured by a surety bond or some other appropriate security or the Trust shall be insured against losses arising out of any such advances; or

(b) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or independent legal counsel in a written opinion shall determine, based upon a review of the readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

As used in this Section 4, a “Disinterested Trustee” is one (x) who is not an Interested Person of the Trust (including, as such Disinterested Trustee, anyone who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), and (y) against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending.

As used in this Section 4, the words “claim,” “action,” “suit” or “proceeding” shall apply to all claims, actions, suits, proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and the word “liability” and “expenses” shall include without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

The trustees and officers of the Registrant are covered by Investment Trust Errors and Omission policies in the aggregate amount of $50,000,000 (with a maximum deductible of $500,000) against liability and expenses of claims of wrongful acts arising out of their position with the Registrant, except for matters which involved willful acts, bad faith, gross negligence and willful disregard of duty (i.e., where the insured did not act in good faith for a purpose he or she reasonably believed to be in the best interest of Registrant or where he or she shall have had reasonable cause to believe this conduct was unlawful).

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to the officers, trustees or controlling persons of the Registrant pursuant to the Declaration of Trust of the

Registrant or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by an officer or trustee or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such officer, trustee or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26: Business and Other Connections of Investment Adviser

(a) Nuveen Asset Management (“NAM”) manages the Registrant and serves as investment adviser or manager to other open-end and closed-end management investment companies and to separately managed accounts. The principal business address for all of these investment companies and the persons named below is 333 West Wacker Drive, Chicago, Illinois 60606.

A description of any other business, profession, vocation or employment of a substantial nature in which the directors and officers of NAM who serve as officers or Trustees of the Registrant have engaged during the last two years for his or her account or in the capacity of director, officer, employee, partner or trustee appears under “Management” in the Statement of Additional Information. Such information for the remaining senior officers of NAM appears below:

Name and Position with NAM	Other Business, Profession, Vocation or Employment During Past Two Years
John P. Amboian, Chief Executive Officer, President and Director

Chief Executive Officer, President, and Director of Nuveen Investments, Inc., Nuveen Investments, LLC, Rittenhouse Asset Management, Inc., Nuveen Investments Advisers Inc., NWQ Holdings, LLC and Nuveen Investments Institutional Services Group LLC.

Stuart J. Cohen, Managing Director, Assistant Secretary and Assistant General Counsel

Managing Director, Assistant Secretary and Assistant General Counsel of Nuveen Investments, LLC; Vice President and Assistant Secretary of Nuveen Investments Holdings, Inc., NWQ Holdings, LLC, Nuveen Investments Institutional Services Group LLC and Rittenhouse Asset Management, Inc.; Vice President of Nuveen Investments Advisers Inc.; Assistant Secretary of Tradewinds Global Investors, LLC, Santa Barbara Asset Management, LLC and Symphony Asset Management LLC.

Sherri A. Hlavacek, Vice President and Corporate Controller

Vice President and Corporate Controller of Nuveen Investments, Inc., Nuveen Investments, LLC, Nuveen Investments Holdings, Inc., Nuveen Investments Advisers Inc. and Rittenhouse Asset Management, Inc.; Vice President of NWQ Holdings, LLC, Nuveen Investment Advisers, Inc. and Nuveen Investments Advisers Inc.; Certified Public Accountant.

Name and Position with NAM	Other Business, Profession, Vocation or Employment During Past Two Years
Mary E. Keefe, Managing Director and Chief Compliance Officer

Managing Director (since 2004) and Director of Compliance of Nuveen Investments, Inc.; Managing Director and Chief Compliance Officer of Nuveen Investments, LLC, Nuveen Investments Advisers Inc., Nuveen Investments Institutional Services Group LLC and Rittenhouse Asset Management, Inc.; Chief Compliance Officer of Symphony Asset Management, LLC, NWQ Investment Management Company, LLC and Nuveen HydePark Group LLC.

John L. MacCarthy, Senior Vice President and Secretary

Senior Vice President, Secretary and General Counsel (since 2006) of Nuveen Investments, Inc., Nuveen Investments, LLC, Rittenhouse Asset Management, Inc., and Nuveen Investments Holdings, Inc.; Senior Vice President and Secretary (since 2006) of Nuveen Investments Advisers Inc., NWQ Holdings, LLC, and Nuveen Investments Institutional Services Group LLC, NWQ Investment Management Company, LLC; Assistant Secretary (since 2006) of NWQ Investment Management Company, LLC and Tradewinds Global Investors, LLC; Secretary of Symphony Asset Management, LLC and Santa Barbara Asset Management, LLC, formerly, Partner at law firm of Winston & Strawn LLP.

Glenn R. Richter, Executive Vice President	Executive Vice President, Chief Administrative Officer of Nuveen Investments, Inc. (since 2006); Executive Vice President of Nuveen Investments, LLC; Executive Vice President of Nuveen Investments Holdings, Inc.; Chief Administrative Officer of NWQ Holdings, LLC; formerly, Executive Vice President and Chief Financial Officer of RR Donnelley and Sons (2004-2005).

(b) Rittenhouse acts as sub-investment adviser to the Registrant for the Nuveen Rittenhouse Growth Fund, Nuveen Rittenhouse Strategic Growth Fund and Nuveen Rittenhouse Mid-Cap Growth Fund and serves as investment adviser to separately managed accounts.

A description of any other business, profession, vocation, or employment of a substantial nature in which the directors or officers have or have been, at any time during the last two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner, or trustee appears below.

Name	Positions and Offices with Rittenhouse	Other Business, Profession, Vocation or Employment During Past Two Years
John P. Amboian	Chief Executive Officer, President and Director	Chief Executive Officer (since July 2007), President and Director of Nuveen Investments, Inc., Nuveen Asset Management, Nuveen Investments Advisers Inc., and Nuveen Investments Holdings, Inc., Nuveen Investments, LLC, NWQ Holdings, LLC and Nuveen Investments Institutional Services Group LLC.

Name	Positions and Offices with Rittenhouse	Other Business, Profession, Vocation or Employment During Past Two Years
John L. MacCarthy	Senior Vice President, Secretary & General Counsel	Senior Vice President, Secretary and General Counsel (since March 2006) of Nuveen Investments, Inc., Nuveen Investments, LLC, Nuveen Asset Management and Nuveen Investments Holdings, Inc.; Senior Vice President and Secretary of Nuveen Investments Advisers Inc., NWQ Holdings, LLC, and Nuveen Investments Institutional Services Group LLC, NWQ Investment Management Company, LLC and Tradewinds Global Investors, LLC, Symphony Asset Management, LLC, Santa Barbara Asset Management, LLC, Nuveen HydePark Group, LLC and Richards & Tierney, Inc.; formerly, Partner in firm of Winston & Strawn LLC.

Stuart J. Cohen	Vice President, Assistant Secretary and Assistant General Counsel	Managing Director and Assistant Secretary of Nuveen Investments, LLC and Nuveen Asset Management, Nuveen Investments Holdings, Inc., NWQ Holdings, LLC, and Nuveen Investments Institutional Services Group LLC; Vice President of Nuveen Investments Advisers Inc.; and Assistant Secretary of NWQ Investment Management Company, LLC, Tradewinds Global Investors, LLC, Santa Barbara Asset Management, LLC and Symphony Asset Management LLC.

Nancy M. Crouse	Managing Director and Vice President	Previously, Senior Vice President/Senior Portfolio Manager at Delaware Investments (1993-2005)

Sherri A. Hlavacek	Vice President and Corporate Controller	Vice President and Corporate Controller of Nuveen Investments, LLC, Nuveen Investments Holdings, Inc., Nuveen Investments Advisers Inc. and Nuveen Asset Management; Vice President and Controller of Nuveen Investments, Inc.; Vice President of NWQ Holdings, LLC and Nuveen Investments Advisers Inc.; Certified Public Accountant.

James J. Jolinger	Managing Director and Vice President Director of Research Portfolio Manager	Portfolio Manager and Executive Director (1997-2003), Morgan Stanley Investment Management, Inc.

Mary E. Keefe	Managing Director and Chief Compliance Officer	Vice President, Managing Director and Director of Compliance of Nuveen Investments, Inc.; Managing Director and Chief Compliance Officer of Nuveen Investments, LLC, Nuveen Investments Advisers Inc., Nuveen Investments Holdings, Inc., and Nuveen Asset Management, Symphony Asset Management, LLC, Santa Barbara Asset Management LLC and Nuveen HydePark Group, LLC; Managing Director of Nuveen Investments Institutional Services Group LLC.

Name	Positions and Offices with Rittenhouse	Other Business, Profession, Vocation or Employment During Past Two Years
Larry W. Martin	Vice President, Assistant Secretary and Assistant General Counsel	Vice President and Assistant Secretary of Nuveen Investments, LLC, Nuveen Investments, Inc., of Nuveen Asset Management, Nuveen Investments Advisers Inc. (since 2002), NWQ Holdings, LLC, Symphony Asset Management LLC, Tradewinds Global Investors, LLC, Santa Barbara Asset Management, LLC and Richards & Tierney, Inc.

Daniel C. Roarty	Managing Director and Vice President	None

John P. Waterman	Chief Investment Officer	None

Margaret S. Woolley	Vice President, Director of Trading	None

Gifford R. Zimmerman	Managing Director, Associate General Counsel and Assistant Secretary	Managing Director and Assistant Secretary of Nuveen Investments, Inc.; Managing Director, Associate General Counsel and Assistant Secretary of Nuveen Asset Management and Nuveen Investments, LLC; Vice President and Assistant Secretary of NWQ Investment Management Company, LLC, Tradewinds Global Investors, LLC, Santa Barbara Asset Management LLC, NWQ Holdings, LLC, Nuveen Investments Advisers Inc. and Richards & Tierney, Inc; Chief Administrative Officer of funds in Nuveen fund complex.

(c) Tradewinds Global Investors, LLC (“Tradewinds”) acts as sub-investment adviser to the Registrant for the Nuveen Tradewinds International Value Fund, the Nuveen Tradewinds Global All-Cap Fund and the Nuveen Tradewinds Global Resources Fund. Tradewinds also serves as sub-investment adviser to certain closed-end funds and as investment adviser to separately managed accounts. The following is a listing of the executive officers of Tradewinds. The principal business address of each person is 2049 Century Park East, 20th Floor, Los Angeles, California 90067.

Name	Positions and Offices with Tradewinds	Other Business, Profession, Vocation or Employment During Past Two Years
Michael C. Mendez	President	Chief Executive Officer (since 2001) and Executive Committee member (since 2002), formerly, President (1999-2006) of NWQ Management Company, LLC.

David B. Iben, CFA	Chief Investment Officer, Managing Director, Executive Committee Member; Portfolio Manager	Managing Director and Portfolio Manager (2000-2006) of NWQ Investment Management Company, LLC

Paul J. Hechmer	Managing Director, Executive Committee Member; Portfolio Manager	Managing Director and Portfolio Manager (2005-2006), Vice President, Portfolio Manager and Equity Analyst of NWQ Investment Management Company, LLC

(d) Santa Barbara Asset Management (“SBAM”) acts as sub-investment adviser to the Registrant for the Nuveen Santa Barbara Growth Fund, Nuveen Santa Barbara Growth Opportunities Fund and Nuveen Santa Barbara Dividend Growth Fund and serves as investment adviser to separately managed accounts. The following is a list of each director and officer of SBAM. The principal business address of each person is 200 E. Carrillo St., Suite 300, Santa Barbara, CA 93101.

Name	Positions and Offices with SBAM	Other Business, Profession, Vocation or Employment During Past Two Years
Michael G. Mayfield	President, Chief Investment Officer	None

George M. Tharakan, CFA	Director of Research	None

James R. Boothe, CFA	Portfolio Manager	None

Britton C. Smith, CFA	Portfolio Manager	None

Richard P. Boutin	Managing Director (since October 2005) Santa Barbara Asset Management, LLC	formerly, Managing Director and Secretary (1998-October 2005) Santa Barbara Asset Management, S-Corp.

(e) Symphony Asset Management (“Symphony”) acts as sub-investment adviser to the Registrant for the Nuveen Symphony International Equity Fund, Nuveen Symphony Large-Cap Value Fund, Nuveen Symphony All-Cap Core Fund, Nuveen Symphony Mid-Cap Core Fund, Nuveen Small-Mid Cap Core Fund, Nuveen Symphony Large-Cap Growth Fund and Nuveen Symphony Optimized Alpha Fund. Symphony also serves as sub-investment adviser to certain closed-end funds and as investment adviser to separately managed accounts. The following is a list of each director and officer of Symphony. The principal business address of each person is 555 California Street, Suite 2975, San Francisco, CA 94104.

Name	Positions and Offices with Symphony	Other Business, Profession, Vocation or Employment During Past Two Years
Jeffrey L. Skelton	President and Chief Executive Officer	None

Neil L. Rudolph	Chief Operating Officer and Chief Financial Officer	None

Praveen K. Gottipalli	Vice President and Director of Equity Investments	None

Michael J. Henman	Vice President and Director of Business Development	None

Mary E. Keefe	Chief Compliance Officer	Vice President, Managing Director and Director of Compliance of Nuveen Investments, Inc.; Managing Director and Chief Compliance Officer of Nuveen Investments, LLC, Nuveen Asset Management, Nuveen Investments Advisers Inc., Nuveen Investments Holdings, Inc., Nuveen Investments Advisers Inc. and Rittenhouse Asset Management, Inc., Santa Barbara Asset Management, LLC and Nuveen HydePark Group, LLC; Managing Director of Nuveen Investments Institutional Services Group LLC.

Gunther M. Stein	Vice President and Director of Fixed Income Strategies	None

Name	Positions and Offices with Symphony	Other Business, Profession, Vocation or Employment During Past Two Years
David T. Wang	Director of Equity Strategies	None

Eric C. Olson	Director of International Equity Strategies

Item 27: Principal Underwriters

(a) Nuveen Investments, LLC (“Nuveen”) acts as principal underwriter to the following open-end management type investment companies: Nuveen Multistate Trust I, Nuveen Multistate Trust II, Nuveen Multistate Trust III, Nuveen Multistate Trust IV, Nuveen Municipal Trust, Nuveen Managed Accounts Portfolios Trust, Nuveen Investment Trust, Nuveen Investment Trust III, Nuveen Investment Trust V and the Registrant. Nuveen is also serving as the principal or co-managing underwriter to Nuveen Municipal High Income Opportunity Fund 2, a closed-end management type investment company.

(b)

Name and Principal Business Address	Positions and Offices with Underwriter	Positions and Offices with Registrant
John P. Amboian 333 West Wacker Drive Chicago, IL 60606	Chief Executive Officer, President and Director	Trustee

William Adams IV 333 West Wacker Drive Chicago, IL 60606	Executive Vice President	None

Alan G. Berkshire 333 West Wacker Drive Chicago, IL 60606	Senior Executive Vice President, Institutional	None

Alan A. Brown 333 West Wacker Drive Chicago, IL 60606	Executive Vice President, Mutual Funds	Vice President

Stephen D. Foy 333 West Wacker Drive Chicago, IL 60606	Vice President and Funds Controller	Vice President and Controller

Mary E. Keefe 333 West Wacker Drive Chicago, IL 60606	Managing Director and Chief Compliance Officer	None

John L. MacCarthy 333 West Wacker Drive Chicago, IL 60606	Executive Vice President Secretary and General Counsel	None

Larry W. Martin 333 West Wacker Drive Chicago, IL 60606	Vice President and Assistant Secretary	Vice President and Assistant Secretary

Kevin J. McCarthy 333 West Wacker Drive Chicago, IL 60606	Managing Director and Assistant Secretary	Vice President and Secretary

Glenn R. Richter 333 West Wacker Drive Chicago, IL 60606	Executive Vice President	None

Name and Principal Business Address	Positions and Offices with Underwriter	Positions and Offices with Registrant
Paul C. Williams 333 West Wacker Drive Chicago, IL 60606	Managing Director	None

Gifford R. Zimmerman 333 West Wacker Drive Chicago, IL 60606	Managing Director and Assistant Secretary	Chief Administrative Officer

(c) Not applicable.

Item 28: Location of Accounts and Records

Nuveen Asset Management, 333 West Wacker Drive, Chicago, Illinois 60606, maintains the Declaration of Trust, By-Laws, minutes of trustees and shareholder meetings and contracts of the Registrant and all advisory material of the investment adviser.

State Street Bank & Trust Company, P.O. Box 5043, Boston, Massachusetts 02206-5043, currently maintains all general and subsidiary ledgers, journals, trial balances, records of all portfolio purchases and sales, and all other required records not maintained by NAM.

Boston Financial Data Services, Inc., P.O. Box 8530, Boston, Massachusetts 02266-8530, maintains all the required records in its capacity as transfer, dividend paying, and shareholder service agent for the Registrant.

Item 29: Management Services

Not applicable.

Item 30: Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of the registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Chicago, and State of Illinois, on the 1st day of August, 2008.

NUVEEN INVESTMENT TRUST II

/S/ KEVIN J. MCCARTHY
Kevin J. McCarthy Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the registration statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title			Date
/S/ STEPHEN D. FOY STEPHEN D. FOY	Vice President and Controller (Principal Financial and Accounting Officer)			August 1, 2008

/S/ GIFFORD R. ZIMMERMAN GIFFORD R. ZIMMERMAN	Chief Administrative Officer (Principal Executive Officer)			August 1, 2008

ROBERT P. BREMNER*	Chairman and Trustee	ý ï ï ï ï ï ï ï ï ï ï ï þ ï ï ï ï ï ï ï ï ï ï ï þ	By	/S/ KEVIN J. MCCARTHY KEVIN J. MCCARTHY Attorney-in-Fact August 1, 2008
JOHN P. AMBOIAN*	Trustee
JACK B. EVANS*	Trustee
WILLIAM C. HUNTER*	Trustee
DAVID J. KUNDERT*	Trustee
WILLIAM J. SCHNEIDER*	Trustee
JUDITH M. STOCKDALE*	Trustee
CAROLE E. STONE*	Trustee
TERENCE J. TOTH*	Trustee

*	An original power of attorney authorizing, among others Kevin J. McCarthy, Larry W. Martin and Gifford R. Zimmerman to execute this registration statement, and amendments thereto, for each of the trustees of the Registrant on whose behalf this registration statement is filed, has been executed and has been filed with the Securities and Exchange Commission and is incorporated by reference herein.

EXHIBIT INDEX

Exhibit Number	Exhibit

(d)(12)	Investment Sub-Advisory Agreement between Nuveen Asset Management and Rittenhouse Asset Management, Inc.

(d)(13)	Investment Sub-Advisory Agreement between Nuveen Asset Management and Rittenhouse Asset Management, Inc.

(e)(4)	Renewal of Distribution Agreement between Registrant and Nuveen Investments, LLC.

(g)(2)	Appendix A to the Custodian Agreement dated as of July 1, 2008.

(i)(1)	Opinion and Consent of Chapman and Cutler LLP dated August 1, 2008.

(i)(2)	Opinion and Consent of Bingham McCutchen LLP dated August 1, 2008.

(j)	Consent of Independent Registered Public Accounting Firm.

(p)	Code of Ethics and Reporting Requirements of certain Subsidiaries of Nuveen Investments, Inc.

(z)	Original Powers of Attorney of Messrs. Amboian, Bremner, Evans, Hunter, Kundert, Schneider and Toth and Mss. Stockdale and Stone.